Shareholders' equity - Normal Course Issuer Bid (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Apr. 03, 2022	Mar. 29, 2020
Disclosure of classes of share capital [line items]
Number of shares repurchased (in shares)	5,636,763	853,500
Normal course issuer bid purchase of subordinate voting shares	$ 253.2	$ 38.7
Subordinate voting shares
Disclosure of classes of share capital [line items]
Number of shares authorized for repurchase (in shares)	5,943,239	1,600,000
Number of shares repurchased (in shares)	5,636,763	853,500
Normal course issuer bid purchase of subordinate voting shares	$ 253.2	$ 38.7
Average price per share of shares purchased (in CAD per share)		$ 45.35
Retained earnings
Disclosure of classes of share capital [line items]
Normal course issuer bid purchase of subordinate voting shares	241.3	$ 37.1
Retained earnings | Subordinate voting shares
Disclosure of classes of share capital [line items]
Normal course issuer bid purchase of subordinate voting shares	241.3	37.1
Share capital
Disclosure of classes of share capital [line items]
Normal course issuer bid purchase of subordinate voting shares	11.9	1.6
Share capital | Subordinate voting shares
Disclosure of classes of share capital [line items]
Normal course issuer bid purchase of subordinate voting shares	$ 11.9	$ 1.6